UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
             November 14, 2014 to December 12, 2014

     Commission File Number of issuing entity: 333-184376-04

                 COMM 2013-CCRE8 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-184376

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

           Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

                 Natixis Real Estate Capital LLC
       (Exact name of sponsor as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                   Lower Tier Remic 46-2900279
                   Upper Tier Remic 46-3185211
                     Grantor Trust 46-6886381
               (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                              92705
                            (Zip Code)

                          (212) 250-2500
              (Telephone number, including area code)

                               NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]       Not Applicable
Class A-2           [ ]             [ ]             [X]       Not Applicable
Class A-3           [ ]             [ ]             [X]       Not Applicable
Class A-4           [ ]             [ ]             [X]       Not Applicable
Class A-5           [ ]             [ ]             [X]       Not Applicable
Class X-A           [ ]             [ ]             [X]       Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On December 12, 2014 a distribution was made to holders of the certificates issued by COMM 2013-CCRE8 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from November 14, 2014 to December 12, 2014 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2013-CCRE8 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001013454.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2014. The CIK number of GACC is 0001541294.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on February 14, 2014. The CIK number for CCRE is 0001558761.

         Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on February 14, 2014. The CIK number for Natixis is 0001542256.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         Deutsche Bank Trust Company Americas ("DBTCA") has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities ("RMBS") trusts.
         On June 18, 2014, a group of investors ("Plaintiff Investors") filed a civil action against DBTCA and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA's and DBNTC's alleged failure to perform their obligations as trustees for the trusts (the "NY Derivative Action"). An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY
         Derivative Action. On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the "SDNY Action"), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action). The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts. DBTCA is reviewing these newly-filed pleadings.
         DBTCA has no pending legal proceedings (including, based on DBTCA's preliminary evaluation, the litigation disclosed in this paragraph) that would materially affect its ability to perform its duties as Trustee on behalf of the Certificateholders.

         Citibank, N.A. ("Citibank") is acting as Certificate Administrator of the 375 Park Avenue mortgage loan, which is being serviced and administered pursuant to the trust and servicing agreement for the CGCMT 2013-375P Mortgage Trust transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions. One such proceeding was a civil action filed against Citibank in the Supreme Court of the State of New York on June 18, 2014 by a group of investors in 48 private-label RMBS trusts for which Citibank serves or did serve as trustee, asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank's alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank serves as trustee filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court.

         There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and intends to vigorously defend against the litigation. Furthermore, neither the above-disclosed litigation nor any other pending legal proceeding involving Citibank will materially affect Citibank's ability to perform its duties as Certificate Administrator of the 375 Park Avenue mortgage loan, which is being serviced and administered pursuant to the trust and servicing agreement for the CGCMT 2013-375P Mortgage Trust transaction.

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         The 375 Park Avenue mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.
         Based on the information provided by the 375 Park Avenue mortgage loan borrower, the unaudited net operating income of the significant obligor was $37,310,980.00, a year-to-date figure for the period of January 1, 2014 through September 30, 2014.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         None

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2013-CCRE8 Mortgage Trust, relating to the December 12, 2014 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date: December 17, 2014


EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2013-CCRE8 Mortgage Trust, relating to the December 12, 2014 distribution.